BORROWINGS (Current and non-current information on borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowings [abstract]
Bank borrowings, undiscounted cash flows, non-current	$ 534,352	$ 659,999
Less: debt issue costs, non-current	(1,651)	(3,534)
Non-current borrowings	532,701	656,465
Bank borrowings, undiscounted cash flows, current	500,091	825,139
Less: debt issue costs, current	(927)	(2,566)
Current borrowings	499,164	822,573
Total Borrowings	$ 1,031,865	$ 1,479,038